Other Operating Expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other expense by nature [Abstract]
Turnover tax	$ 17,034,376	$ 12,251,698	$ 16,402,182
Provisions for reorganization	2,264,607	4,315,002	4,812,848
Loss on initial recognition of loans bearing below market interest rate	1,968,449	946,679	3,123,850
Contributions to the Deposits Guarantee Fund (Note 47)	1,126,106	1,051,597	1,244,995
Expected credit losses on financial guarantee and loan commitments	709,704	811,604	728,851
Damage claims	313,234	129,497	345,970
Provisions for legal and administrative proceedings	243,449	1,516,947	4,382,059
Loss from sale or impairment of investment properties and other non-financial assets	38,924	0
Other operating expenses	3,398,736	2,509,101	2,209,309
TOTAL	$ 27,097,585	$ 23,532,125	$ 33,250,064